Business Combination - Schedule of Pro Forma Results of Operations (Details) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Schedule of the Pro-Forma Consolidated Results of Operations [Abstract]
Revenue	$ 4,621,375	$ 17,883,362	$ 25,817,805	$ 31,409,762
Operating income	(1,058,877)	637,518	3,471,094	8,809,272
Net income (loss)	$ (3,617,495)	$ (5,654,484)	$ (164,817)	$ 3,522,642
Net income (loss) per common share (in Dollars per share)	$ (0.7)	$ (1.1)	$ (0.03)	$ 0.67
Weighted Average common shares outstanding (in Shares)	5,145,446	5,145,446	5,235,131	5,220,788